Short Term Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Short Term Leases

Note 8. SHORT TERM LEASES

The Company leases office space under a non-cancellable operating lease expiring November 2023. In addition, the Company rents an office space from the Law Firm, which is on a month-to-month basis and therefore is not included in the future minimum lease payments below. Rent expense for the years ended December 31, 2022, 2021, and 2020 was $0.8 million, $0.8 million, and $1.5 million, respectively. With the adoption of ASC 842 as noted in Note 2, Basis of Presentation and Summary of Significant Accounting Policies, the Company has made an accounting policy election to capitalize leases with initial terms in excess of 12 months. As of December 31, 2022, the Company did not have any leases in excess of 12 months.

The future minimum lease payments under non-cancellable operating leases as of December 31, 2022 for the next five years and thereafter are as follows:

(In thousands)	Lease Payments
Year Ending December 31,
2023 (1)	$217
Total	$217

(1)
Operating lease expires before or during the year ending December 31, 2023.